UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Intangible assets	$ 2,748.9	$ 2,748.7
Goodwill	2,280.2	2,270.0
Property, plant and equipment	529.8	441.9
Right-of-use assets	482.7	317.1
Non-current financial assets	9.0	9.2
Other non-current assets	59.8	73.5
Deferred tax assets	169.7	161.7
TOTAL NON-CURRENT ASSETS	6,280.1	6,022.1
CURRENT ASSETS
Inventories	1,338.5	1,099.6
Accounts receivable, net	659.5	599.8
Prepaid expenses and other receivables	231.7	162.3
Current tax assets	6.6	6.6
Cash and cash equivalents	312.0	483.4
TOTAL CURRENT ASSETS	2,548.3	2,351.7
TOTAL ASSETS	8,828.4	8,373.8
EQUITY (DEFICIT)
Share capital	16.9	642.2
Share premium	2,135.8	0.0
Capital reserve	2,789.2	227.2
Cash flow hedge reserve	(39.4)	(10.6)
Accumulated deficit and other	(797.7)	(1,019.0)
Equity (deficit) attributable to equity holders of the parent company	4,104.8	(160.2)
Non-controlling interests	7.5	3.4
TOTAL EQUITY (DEFICIT)	4,112.3	(156.8)
LONG-TERM LIABILITIES
Lease liabilities	407.8	250.4
Loans from financial institutions	1,984.7	1,863.4
Loans from related parties	0.0	4,077.0
Defined benefit pension liabilities	17.5	23.9
Other long-term liabilities	47.3	29.4
Provisions	5.6	5.5
Long-term tax liabilities	13.3	32.1
Deferred tax liabilities	668.5	675.0
TOTAL LONG-TERM LIABILITIES	3,144.7	6,956.7
CURRENT LIABILITIES
Interest-bearing liabilities	286.1	381.0
Lease liabilities	108.8	89.4
Accounts payable	482.3	426.5
Other current liabilities	665.8	567.5
Provisions	28.0	29.9
Current tax liabilities	0.4	79.6
TOTAL CURRENT LIABILITIES	1,571.4	1,573.9
TOTAL LIABILITIES	4,716.1	8,530.6
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT) AND LIABILITIES	$ 8,828.4	$ 8,373.8